Convertible Note Payable (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Aug. 31, 2019 CAD ($) Share $ / shares shares	Aug. 31, 2018 CAD ($) Share
Convertible Note Payable [Abstract]
Convertible note payable issued to Lind Partners ("Lind") (the "Note")	$ 500,000	$ 500,000
Accrued interest	100,000
Debt issuance face amount	$ 600,000	$ 644,199
Description of conversion of debt to equity	Lind is entitled to convert any outstanding amount of the face value of the Note into common shares commencing on May 26, 2019 at a conversion price equal to the higher of (a) 80% of the five day trailing value weighted average price ("VWAP") of the common shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules (the "Conversion Feature"). The Company has floor price protection such that if any conversion results in an effective conversion price of less than $0.05 per share, then the Company has the right to instead repay the amount that was subject to that conversion for a 5% premium. The Company also has the right to repurchase the Note at the outstanding face value at any time (the "Buyback Option").
Convertible notes payable, commitment fee	$ 15,000
Number of warrants issued | Share	4,575,000	2,687,500	6,550,000
Common stock price per share	$ 0.07	$ 0.120	$ 0.135
Fair value of warrants issued	$ 44,199
Percentage of expected dividend yield
Risk free interest rate, warrants	2.18%
Expected life, warrants	3 years
Expected volatility, warrants	35.00%
Financing Transaction Cost		$ 144,199
Common stock price per share | $ / shares		$ 0.045
Convertible notes payable, number of potential convertible shares | shares		4,861,111